Taxation - Summary of Reconciliation Between Group's Effective Tax Rate and Statutory Tax Rate (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		¥ 41,671	¥ 23,842	¥ 45,931
Tax computed at the statutory tax rate		10,418	5,961	11,483
Non-taxable income	[1]	(7,847)	(6,080)	(3,324)
Expenses not deductible for tax purposes	[1]	6,105	4,259	2,655
Unused tax losses		6	58	1
Tax losses utilised from previous periods		(15)	(49)	(41)
Others		252	108	(30)
Income tax at the effective tax rate		¥ 8,919	¥ 4,257	¥ 10,744

[1]	Non-taxable income mainly includes interest income from government bonds, and dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include brokerages, commissions, donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.